Basic and Diluted Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three month period ended September 30,		Nine month period ended September 30,
	2021	2020	2021	2020
Numerator:
Net income (loss) attributable to common shareholders	$1,672	$(960)	(5,986)	(3,897)
Denominator:
Weighted average common shares outstanding – basic	387,652,549	186,230,830	288,984,065	150,650,949
Weighted average common shares outstanding – diluted	397,201,067	194,948,069	299,740,036	159,368,188
Net income (loss) per share attributable to common shareholders – basic and diluted	$0.00	$(0.01)	$(0.02)	$(0.03)

	Years Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common shareholders	$(5,073)	$(14,400)
Denominator:
Weighted average common shares outstanding – basic and diluted	163,238,991	63,407,230
Net loss per share attributable to common shareholders – basic and diluted	$(0.03)	$(0.23)

Schedule of anti-dilutive effect
	Three month period ended September 30,		Nine month period ended September 30,
	2021	2020	2021	2020
Warrants	9,548,518	8,717,239	10,755,971	8,717,239

	As of December 31,
	2020	2019
Warrants	8,523,918	4,387,223
Convertible debt	960,216	—
	9,484,134	4,387,223